Financial Information of Parent Company Balance Sheets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 21,019,834	$ 25,505,731	$ 12,146,854	$ 34,686,379
Loan receivable	3,587,204	0
Total current assets	31,674,934	33,277,858
Loan to related party	3,628,415	0
Total assets	100,907,371	132,731,371
Current liabilities:
Total current liabilities	11,610,333	15,792,567
Total liabilities	13,563,323	33,221,684
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 91,818,518 and 91,884,402 shares issued and 75,406,875 and 53,602,810 shares outstanding as of December 31, 2016 and 2017, respectively)	918,844	918,185
Additional paid-in capital	161,962,670	161,938,330
Accumulated deficits	(110,526,573)	(122,910,876)
Accumulated other comprehensive income	60,968,963	80,865,261
Treasury stock, at cost (16,411,643 and 37,333,921 shares as of December 31, 2016 and 2017, respectively)	(26,335,296)	(21,640,346)
Total equity	86,988,608	99,170,554
Total liabilities and equity	100,907,371	132,731,371
Parent Company [Member]
Current assets:
Cash and cash equivalents	2,122,380	6,324,046	$ 2,113,203	$ 4,928,041
Amounts due from subsidiaries	467,747	722,696
Loan receivable	2,124,133	1,909,741
Other current assets	501,819	113,826
Held-for-sale assets	353,691	0
Total current assets	5,569,770	9,070,309
Loan to related party	2,450,000	0
Investments in subsidiaries	87,517,739	91,603,716
Total assets	95,537,509	100,674,025
Current liabilities:
Other current liabilities	1,408,533	1,503,471
Amount due to subsidiaries	7,140,367	0
Total current liabilities	8,548,900	1,503,471
Total liabilities	8,548,900	1,503,471
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 91,818,518 and 91,884,402 shares issued and 75,406,875 and 53,602,810 shares outstanding as of December 31, 2016 and 2017, respectively)	918,844	918,185
Additional paid-in capital	161,962,671	161,938,330
Accumulated deficits	(110,526,573)	(122,910,876)
Accumulated other comprehensive income	60,968,963	80,865,261
Treasury stock, at cost (16,411,643 and 37,333,921 shares as of December 31, 2016 and 2017, respectively)	(26,335,296)	(21,640,346)
Total equity	86,988,609	99,170,554
Total liabilities and equity	$ 95,537,509	$ 100,674,025